AST ALLIANZGI WORLD TRENDS PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 93.9%
Common Stocks — 58.0%
Australia — 0.6%
Aurizon Holdings Ltd.	198,779	$546,828
CSL Ltd.	30,616	6,115,238
Dexus, REIT	296,941	2,419,572
Domino’s Pizza Enterprises Ltd.	111,203	7,257,139
Harvey Norman Holdings Ltd.	213,535	850,997
Healius Ltd.	174,304	571,414
Metcash Ltd.	377,487	1,275,951
Qantas Airways Ltd.*	142,488	550,970
Rio Tinto Ltd.	6,791	603,808
Rio Tinto PLC	14,982	1,190,170
Santos Ltd.	153,265	885,600
Sonic Healthcare Ltd.	154,880	4,096,296
Tabcorp Holdings Ltd.	156,725	622,578
Woolworths Group Ltd.	40,563	1,127,215
		28,113,776
Austria — 0.1%
OMV AG	38,335	1,828,307
Raiffeisen Bank International AG	26,609	377,723
Wienerberger AG	17,226	520,845
		2,726,875
Bermuda — 0.1%
Triton International Ltd.	30,229	2,121,471
Brazil — 0.3%
MercadoLibre, Inc.*	10,004	11,899,558
Canada — 1.4%
Alimentation Couche-Tard, Inc.	176,491	7,951,024
ARC Resources Ltd.	217,098	2,907,028
B2Gold Corp.	576,435	2,646,672
Barrick Gold Corp.	51,995	1,275,437
Canadian Apartment Properties REIT, REIT	10,360	444,598
Canadian Natural Resources Ltd.	15,655	969,366
Canadian Tire Corp. Ltd. (Class A Stock)	12,373	1,868,198
Canfor Corp.*	29,385	605,493
CGI, Inc.*	3,860	308,144
CI Financial Corp.	41,224	654,888
Cogeco Communications, Inc.	3,019	249,895
Constellation Software, Inc.	5,308	9,073,468
Dollarama, Inc.	51,981	2,948,008
Dream Industrial Real Estate Investment Trust, REIT	20,003	258,248
Dundee Precious Metals, Inc.	23,320	139,157
Empire Co. Ltd. (Class A Stock)	51,535	1,827,830
Finning International, Inc.	37,400	1,126,054
Kinross Gold Corp. (XTSE)	132,076	775,457
Kinross Gold Corp. (NYSE)	132,649	779,976
Loblaw Cos. Ltd.	42,023	3,770,860
Magna International, Inc.	7,662	491,903
Manulife Financial Corp.	92,064	1,963,305
Power Corp. of Canada	88,007	2,724,370
Shopify, Inc. (Class A Stock) (NYSE)*	5,739	3,879,334
Shopify, Inc. (Class A Stock) (XTSE)*	3,974	2,687,596
Teck Resources Ltd. (Class B Stock)	63,535	2,565,490
	Shares	Value
Common Stocks (continued)
Canada (cont’d.)
Thomson Reuters Corp.	26,044	$2,827,622
Toromont Industries Ltd.	11,915	1,129,502
Yamana Gold, Inc.	435,182	2,429,765
		61,278,688
China — 0.6%
Alibaba Group Holding Ltd., ADR*(a)	66,755	7,262,944
JD.com, Inc. (Class A Stock)*	14,920	430,220
Prosus NV*	59,857	3,200,000
SITC International Holdings Co. Ltd.	356,000	1,249,707
Tencent Holdings Ltd.	276,482	12,900,934
		25,043,805
Costa Rica — 0.0%
Establishment Labs Holdings, Inc.*(a)	11,877	800,391
Denmark — 1.0%
Ambu A/S (Class B Stock)(a)	506,043	7,465,642
AP Moller - Maersk A/S (Class A Stock)	494	1,460,296
AP Moller - Maersk A/S (Class B Stock)	1,076	3,251,373
Carlsberg A/S (Class B Stock)	15,815	1,937,880
DSV A/S	53,589	10,326,692
Netcompany Group A/S, 144A	121,382	8,028,235
Novo Nordisk A/S (Class B Stock)	92,136	10,229,351
Pandora A/S	18,775	1,798,360
Royal Unibrew A/S	6,835	640,373
		45,138,202
Finland — 0.2%
Elisa OYJ	11,601	700,138
Fortum OYJ	31,005	561,392
Kesko OYJ (Class B Stock)	68,326	1,879,907
Nokia OYJ*	761,156	4,186,248
Nordea Bank Abp	175,740	1,813,678
Outokumpu OYJ*(a)	170,954	913,103
		10,054,466
France — 1.0%
Air Liquide SA	11,478	2,007,399
AXA SA	44,889	1,311,794
BNP Paribas SA	30,856	1,760,743
Capgemini SE	9,440	2,099,790
Cie de Saint-Gobain	60,492	3,597,994
Cie Generale des Etablissements Michelin SCA	36,836	4,987,919
Credit Agricole SA	65,159	780,204
Engie SA	209,682	2,752,792
Ipsen SA	12,973	1,622,944
Klepierre SA, REIT*	25,150	667,733
L’Oreal SA	2,293	918,759
LVMH Moet Hennessy Louis Vuitton SE	11,974	8,534,020
Orange SA	103,503	1,222,256
Sanofi	26,798	2,740,915
Sartorius Stedim Biotech	1,191	488,763
Societe Generale SA	88,632	2,377,788
TotalEnergies SE	89,578	4,525,261
A1

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
France (cont’d.)
Vinci SA	19,328	$1,979,938
		44,377,012
Germany — 1.2%
adidas AG	27,668	6,469,229
Aroundtown SA	92,062	526,085
Bayerische Motoren Werke AG	77,207	6,652,986
Bechtle AG	145,012	8,157,932
Covestro AG, 144A	48,169	2,429,587
Deutsche Pfandbriefbank AG, 144A	36,216	442,311
Deutsche Post AG	116,476	5,566,062
Deutsche Telekom AG	297,034	5,562,453
GRENKE AG(a)	35,462	985,418
Infineon Technologies AG	257,340	8,759,409
LEG Immobilien SE	18,643	2,120,515
Mercedes-Benz Group AG	13,481	943,828
Merck KGaA	5,912	1,238,805
SAP SE	11,244	1,249,618
Siemens Healthineers AG, 144A	7,196	446,077
Vonovia SE	12,950	603,834
Zalando SE, 144A*	47,509	2,404,704
		54,558,853
Hong Kong — 0.3%
AIA Group Ltd.	675,761	7,055,152
Jardine Matheson Holdings Ltd.	18,900	1,036,458
Kerry Properties Ltd.	482,500	1,356,187
Pacific Basin Shipping Ltd.	4,562,000	2,455,921
Techtronic Industries Co. Ltd.	56,000	900,818
		12,804,536
India — 0.3%
HDFC Bank Ltd., ADR	176,961	10,853,018
Ireland — 0.2%
AerCap Holdings NV*(a)	28,854	1,450,779
Kingspan Group PLC(a)	51,564	5,058,588
		6,509,367
Israel — 0.3%
Bank Hapoalim BM	187,489	1,855,549
Bank Leumi Le-Israel BM	151,796	1,643,333
Mizrahi Tefahot Bank Ltd.	39,769	1,560,302
Nice Ltd.*	1,271	278,355
Wix.com Ltd.*(a)	85,541	8,935,613
		14,273,152
Italy — 0.5%
A2A SpA	712,274	1,221,664
Assicurazioni Generali SpA(a)	217,001	4,947,555
Azimut Holding SpA	44,128	1,024,211
Banco BPM SpA	585,670	1,721,979
Eni SpA	166,363	2,434,654
Intesa Sanpaolo SpA	887,557	2,031,214
Mediobanca Banca di Credito Finanziario SpA	225,928	2,291,023
OVS SpA, 144A*	191,702	414,378
Telecom Italia SpA	3,224,761	1,192,012
	Shares	Value
Common Stocks (continued)
Italy (cont’d.)
UniCredit SpA	313,414	$3,363,655
Webuild SpA(a)	200,652	356,120
		20,998,465
Japan — 2.5%
AGC, Inc.	46,500	1,861,480
Asahi Kasei Corp.	48,400	418,692
BASE, Inc.*(a)	292,065	1,061,551
Canon, Inc.	205,300	5,022,435
Capcom Co. Ltd.	21,700	525,944
Dai Nippon Printing Co. Ltd.	75,500	1,773,052
Daiichi Sankyo Co. Ltd.	17,300	378,312
Daiwa House Industry Co. Ltd.	110,400	2,879,781
Disco Corp.	1,300	362,532
Hankyu Hanshin Holdings, Inc.	13,100	378,433
Haseko Corp.	44,900	515,199
Honda Motor Co. Ltd.	69,900	1,978,743
Infocom Corp.	21,900	377,624
Inpex Corp.	137,400	1,618,737
Internet Initiative Japan, Inc.	18,200	609,271
ITOCHU Corp.	74,000	2,504,459
Japan Post Bank Co. Ltd.(a)	319,900	2,565,189
Japan Tobacco, Inc.	49,100	838,803
JFE Holdings, Inc.	79,200	1,112,894
Kajima Corp.	113,800	1,383,083
Kao Corp.	10,700	439,805
KDDI Corp.	123,800	4,059,543
Keyence Corp.	4,363	2,031,602
Kobe Steel Ltd.	272,000	1,304,361
Marubeni Corp.	336,400	3,897,845
Mebuki Financial Group, Inc.	565,600	1,178,001
Mitsubishi Corp.	141,700	5,316,134
Mitsubishi Electric Corp.	118,900	1,367,415
Mitsubishi HC Capital, Inc.	129,400	600,012
Mitsui & Co. Ltd.	231,400	6,260,575
Mizuho Financial Group, Inc.	130,200	1,655,240
MonotaRO Co. Ltd.	105,697	2,260,960
NEC Corp.	7,000	293,938
NGK Spark Plug Co. Ltd.	100,400	1,617,859
Nintendo Co. Ltd.	700	352,427
Nippon Steel Corp.	183,300	3,233,340
Nippon Telegraph & Telephone Corp.	272,800	7,926,802
Nissan Motor Co. Ltd.*(a)	69,600	308,384
Nomura Real Estate Holdings, Inc.	34,900	833,556
Ono Pharmaceutical Co. Ltd.	47,900	1,200,915
Osaka Gas Co. Ltd.	142,700	2,444,571
Rengo Co. Ltd.	77,300	493,167
Rohm Co. Ltd.	4,600	358,453
Sanwa Holdings Corp.	63,100	639,255
Seiko Epson Corp.	78,100	1,170,030
Sekisui House Ltd.	34,100	659,393
SMC Corp.	600	335,650
Sojitz Corp.	219,960	3,624,418
Sumitomo Chemical Co. Ltd.	491,700	2,248,002
Sumitomo Corp.	224,500	3,879,714
Sumitomo Forestry Co. Ltd.	94,400	1,663,454
Sumitomo Heavy Industries Ltd.	18,000	413,549
Sumitomo Mitsui Financial Group, Inc.	90,100	2,858,572

A2

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Suntory Beverage & Food Ltd.	38,200	$1,452,338
Teijin Ltd.	22,600	251,730
Tokyo Gas Co. Ltd.	135,500	2,480,291
Tokyu Fudosan Holdings Corp.	194,000	1,065,592
TOPPAN, Inc.	45,500	803,167
Toyo Suisan Kaisha Ltd.	7,300	261,242
Toyota Motor Corp.	330,800	5,977,293
Yakult Honsha Co. Ltd.	4,500	240,588
Yamada Holdings Co. Ltd.*	710,100	2,204,862
Yamaha Corp.	9,900	430,336
Yamaha Motor Co. Ltd.	61,500	1,380,056
		111,640,651
Luxembourg — 0.0%
APERAM SA	26,303	1,161,583
Netherlands — 1.1%
Adyen NV, 144A*	4,536	8,984,171
ASM International NV	11,703	4,267,016
ASML Holding NV	32,055	21,470,899
Heineken NV	8,314	791,865
ING Groep NV	211,405	2,213,239
Koninklijke Ahold Delhaize NV	159,783	5,128,590
NN Group NV	47,135	2,384,883
Topicus.com, Inc.*	31,341	2,337,758
		47,578,421
New Zealand — 0.2%
Mainfreight Ltd.	111,196	6,434,664
Norway — 0.0%
Golden Ocean Group Ltd.	68,170	843,783
Orkla ASA	89,521	794,975
		1,638,758
Puerto Rico — 0.1%
First BanCorp.	49,587	650,581
Popular, Inc.	59,606	4,872,195
		5,522,776
Singapore — 0.2%
DBS Group Holdings Ltd.	129,500	3,400,172
Jardine Cycle & Carriage Ltd.	29,500	543,671
Kulicke & Soffa Industries, Inc.(a)	13,493	755,878
STMicroelectronics NV	68,366	2,960,953
United Overseas Bank Ltd.	96,900	2,273,343
		9,934,017
South Africa — 0.1%
Anglo American PLC	54,082	2,839,438
Capitec Bank Holdings Ltd.	18,775	2,998,905
		5,838,343
Spain — 0.4%
Banco Bilbao Vizcaya Argentaria SA	817,655	4,663,017
Banco Santander SA	1,847,181	6,283,425
Fluidra SA	63,651	1,834,938
Global Dominion Access SA, 144A	51,952	232,999
Iberdrola SA	77,612	847,889
	Shares	Value
Common Stocks (continued)
Spain (cont’d.)
Repsol SA	435,767	$5,698,861
		19,561,129
Sweden — 1.0%
AddTech AB (Class B Stock)	277,331	5,314,793
Assa Abloy AB (Class B Stock)	247,765	6,693,402
Atlas Copco AB (Class A Stock)	120,239	6,240,235
Epiroc AB (Class A Stock)	206,562	4,404,959
Evolution AB, 144A	6,043	621,784
Getinge AB (Class B Stock)	61,556	2,459,192
Hexagon AB (Class B Stock)	294,895	4,147,255
Hexpol AB	613,667	5,971,701
Intrum AB(a)	31,817	860,198
Lundin Energy AB	27,306	1,152,730
OW Bunker A/S*^	53,469	—
SSAB AB (Class A Stock)*(a)	240,095	1,670,225
Tele2 AB (Class B Stock)	37,724	569,288
Telefonaktiebolaget LM Ericsson (Class B Stock)(a)	329,273	3,001,239
		43,107,001
Switzerland — 0.9%
Cie Financiere Richemont SA (Class A Stock)	24,787	3,127,868
Kuehne + Nagel International AG	5,019	1,422,630
Lonza Group AG	1,025	742,057
Nestle SA	22,672	2,943,662
Novartis AG	53,941	4,727,016
Partners Group Holding AG	8,436	10,460,458
Sika AG	18,254	6,036,321
Swiss Life Holding AG	1,000	639,950
TE Connectivity Ltd.	18,928	2,479,189
UBS Group AG	243,713	4,759,717
VAT Group AG, 144A	5,177	1,967,520
Zurich Insurance Group AG	2,341	1,152,967
		40,459,355
Taiwan — 0.3%
Sea Ltd., ADR*	63,174	7,567,614
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	69,855	7,283,082
		14,850,696
United Kingdom — 0.9%
3i Group PLC	194,437	3,537,771
Barclays PLC	1,315,264	2,555,285
Barratt Developments PLC	168,579	1,151,835
Burberry Group PLC	26,975	588,447
Centrica PLC*	1,393,944	1,458,659
Computacenter PLC	15,668	600,930
Croda International PLC	3,289	340,692
DCC PLC	29,447	2,297,337
Diageo PLC	12,204	617,876
Diploma PLC	42,463	1,467,104
Entain PLC*	24,991	536,088
Imperial Brands PLC	117,508	2,483,473
Intertek Group PLC	10,208	697,565

A3

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
J Sainsbury PLC	381,917	$1,268,121
Kingfisher PLC	307,025	1,028,341
Legal & General Group PLC	132,570	471,977
Linde PLC	5,442	1,738,338
Lloyds Banking Group PLC	7,041,836	4,319,969
Man Group PLC	440,948	1,351,027
Marks & Spencer Group PLC*	296,175	600,041
NatWest Group PLC	1,214,016	3,421,775
Persimmon PLC	17,283	485,982
Royal Mail PLC	121,621	522,759
Segro PLC, REIT	186,568	3,298,681
Spirax-Sarco Engineering PLC	1,828	300,011
SSE PLC	14,965	343,347
Tesco PLC	944,247	3,417,885
Vistry Group PLC	36,326	448,930
		41,350,246
United States — 42.2%
3M Co.	3,851	573,337
A10 Networks, Inc.	56,113	782,776
Abbott Laboratories	108,009	12,783,945
AbbVie, Inc.	78,297	12,692,727
Academy Sports & Outdoors, Inc.(a)	77,834	3,066,660
Accenture PLC (Class A Stock)	56,536	19,065,635
ACCO Brands Corp.	90,403	723,224
Activision Blizzard, Inc.	53,817	4,311,280
Adaptive Biotechnologies Corp.*	96,135	1,334,354
Adobe, Inc.*	33,586	15,302,453
Advanced Micro Devices, Inc.*	70,751	7,735,914
AdvanSix, Inc.	3,865	197,463
AECOM	877	67,362
AGCO Corp.(a)	6,468	944,522
Agilent Technologies, Inc.	37,630	4,979,578
Air Products & Chemicals, Inc.	3,253	812,957
Airbnb, Inc. (Class A Stock)*	28,885	4,961,288
Akamai Technologies, Inc.*(a)	5,124	611,754
Alaska Air Group, Inc.*	6,943	402,763
Albemarle Corp.	1,745	385,907
Align Technology, Inc.*	12,085	5,269,060
Alleghany Corp.*	780	660,660
Allegheny Technologies, Inc.*	18,049	484,435
AllianceBernstein Holding LP, MLP	10,897	512,377
Ally Financial, Inc.	98,932	4,301,563
Alpha Teknova, Inc.*(a)	10,671	147,367
Alphabet, Inc. (Class A Stock)*	18,907	52,586,984
Alphabet, Inc. (Class C Stock)*	11,680	32,622,123
Amazon.com, Inc.*	19,438	63,366,908
Amdocs Ltd.	27,665	2,274,340
AMERCO	1,236	737,818
American Electric Power Co., Inc.	14,135	1,410,249
American Express Co.	23,407	4,377,109
American International Group, Inc.	14,579	915,124
American States Water Co.	13,928	1,239,871
American Tower Corp., REIT	8,098	2,034,380
American Water Works Co., Inc.	3,466	573,727
AMETEK, Inc.	27,937	3,720,650
Amgen, Inc.	43,099	10,422,200
Amkor Technology, Inc.	16,689	362,485
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Amphenol Corp. (Class A Stock)	34,573	$2,605,076
Analog Devices, Inc.	3,592	593,327
Anthem, Inc.	15,349	7,539,736
APA Corp.	12,729	526,090
API Group Corp.*	39,146	823,240
Apollo Global Management, Inc.	46,661	2,892,515
Apple, Inc.	720,145	125,744,518
Applied Materials, Inc.	47,232	6,225,178
Aptiv PLC*	6,109	731,308
Arch Capital Group Ltd.*	14,247	689,840
Archer-Daniels-Midland Co.	28,606	2,581,978
Arista Networks, Inc.*	7,159	994,958
Armada Hoffler Properties, Inc., REIT	21,696	316,762
Arrow Electronics, Inc.*	13,482	1,599,370
Arrowhead Pharmaceuticals, Inc.*	2,283	104,995
Asbury Automotive Group, Inc.*	1,433	229,567
ASGN, Inc.*	3,191	372,422
Assurant, Inc.	4,336	788,415
AT&T, Inc.	74,736	1,766,012
Atkore, Inc.*	26,477	2,606,396
Autodesk, Inc.*	1,935	414,767
Automatic Data Processing, Inc.	22,957	5,223,636
Avantor, Inc.*	126,210	4,268,422
Avery Dennison Corp.	21,803	3,793,068
Axcelis Technologies, Inc.*	13,300	1,004,549
Axis Capital Holdings Ltd.	68,652	4,151,386
Axon Enterprise, Inc.*	3,130	431,095
Axonics, Inc.*(a)	6,580	411,908
Banc of California, Inc.	18,431	356,824
Bank of America Corp.	123,832	5,104,355
Baxter International, Inc.	91,659	7,107,239
Becton, Dickinson & Co.	9,821	2,612,386
Belden, Inc.	15,805	875,597
BellRing Brands, Inc.*(a)	33,281	768,125
Berkshire Hathaway, Inc. (Class B Stock)*	5,044	1,780,078
BioCryst Pharmaceuticals, Inc.*(a)	12,675	206,095
Biogen, Inc.*	9,258	1,949,735
Biohaven Pharmaceutical Holding Co. Ltd.*(a)	5,708	676,798
Bio-Rad Laboratories, Inc. (Class A Stock)*	4,103	2,310,933
Bio-Techne Corp.	10,259	4,442,557
BJ’s Wholesale Club Holdings, Inc.*	11,890	803,883
BlackRock, Inc.	234	178,816
Blackstone, Inc.	24,014	3,048,337
Blueprint Medicines Corp.*	3,774	241,083
Boeing Co. (The)*	28,885	5,531,477
Boise Cascade Co.	13,710	952,434
Boston Scientific Corp.*	156,231	6,919,471
Box, Inc. (Class A Stock)*(a)	11,840	344,070
Boyd Gaming Corp.	7,407	487,232
Bristol-Myers Squibb Co.	107,843	7,875,774
Broadcom, Inc.	33,018	20,790,774
Brown-Forman Corp. (Class A Stock)	3,052	191,482
Brunswick Corp.	1,942	157,088
Builders FirstSource, Inc.*(a)	7,923	511,350
Bunge Ltd.	5,570	617,212

A4

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Byline Bancorp, Inc.	12,600	$336,168
CACI International, Inc. (Class A Stock)*	7,585	2,285,057
Cadence Design Systems, Inc.*	29,478	4,847,952
Camden Property Trust, REIT	7,869	1,307,828
Camping World Holdings, Inc. (Class A Stock)(a)	13,294	371,567
Capital One Financial Corp.	40,840	5,361,884
Capri Holdings Ltd.*	112,926	5,803,267
Cardinal Health, Inc.	22,255	1,261,858
CareTrust REIT, Inc., REIT	5,832	112,558
Carlyle Group, Inc. (The)	79,096	3,868,585
Carnival Corp.*(a)	219,285	4,433,943
Casella Waste Systems, Inc. (Class A Stock)*	9,420	825,663
Catalent, Inc.*	25,977	2,880,849
Catalyst Pharmaceuticals, Inc.*	98,684	818,090
Caterpillar, Inc.	6,407	1,427,608
Cathay General Bancorp	18,600	832,350
CDW Corp.	3,015	539,353
Celanese Corp.	10,283	1,469,132
Centene Corp.*	6,994	588,825
Central Pacific Financial Corp.	7,696	214,718
CF Industries Holdings, Inc.	13,935	1,436,141
ChampionX Corp.*	30,030	735,134
Charles Schwab Corp. (The)	11,858	999,748
Chart Industries, Inc.*(a)	6,093	1,046,595
Chevron Corp.	133,774	21,782,420
Chimera Investment Corp., REIT(a)	34,492	415,284
Chipotle Mexican Grill, Inc.*	1,136	1,797,186
Chubb Ltd.	18,984	4,060,678
Cincinnati Financial Corp.	13,729	1,866,595
Cintas Corp.	406	172,708
Cisco Systems, Inc.	234,443	13,072,542
Citigroup, Inc.	72,131	3,851,795
Citizens Financial Group, Inc.	26,658	1,208,407
Civitas Resources, Inc.(a)	16,877	1,007,726
Clean Harbors, Inc.*	14,476	1,616,101
CMS Energy Corp.	12,198	853,128
Coca-Cola Co. (The)	3,498	216,876
Coca-Cola Consolidated, Inc.	3,027	1,503,965
Cognizant Technology Solutions Corp. (Class A Stock)	4,014	359,935
Colgate-Palmolive Co.	11,248	852,936
Comcast Corp. (Class A Stock)	214,636	10,049,258
Comerica, Inc.	14,528	1,313,767
Commercial Metals Co.	31,500	1,311,030
CONMED Corp.	7,082	1,052,031
ConocoPhillips	88,649	8,864,900
Cooper Cos., Inc. (The)	13,079	5,461,660
Copart, Inc.*	28,423	3,566,234
Corning, Inc.	5,548	204,777
Corteva, Inc.	24,549	1,411,077
Costco Wholesale Corp.	34,207	19,698,101
Coterra Energy, Inc.	44,235	1,193,018
Coty, Inc. (Class A Stock)*	91,603	823,511
Cowen, Inc. (Class A Stock)(a)	13,973	378,668
Crocs, Inc.*	23,755	1,814,882
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Cross Country Healthcare, Inc.*	6,434	$139,425
Crowdstrike Holdings, Inc. (Class A Stock)*	24,326	5,523,948
Crown Castle International Corp., REIT	7,726	1,426,220
Crown Holdings, Inc.	34,985	4,376,274
CSX Corp.	58,526	2,191,799
Curtiss-Wright Corp.	3,241	486,669
Cushman & Wakefield PLC*(a)	43,763	897,579
CVS Health Corp.	106,836	10,812,872
Cytokinetics, Inc.*	5,014	184,565
D.R. Horton, Inc.	21,078	1,570,522
Danaher Corp.	42,947	12,597,644
Deere & Co.	21,681	9,007,588
Dexcom, Inc.*	8,439	4,317,392
Diamondback Energy, Inc.	15,430	2,115,144
Dick’s Sporting Goods, Inc.(a)	5,031	503,201
DigitalOcean Holdings, Inc.*(a)	3,945	228,218
Discover Financial Services	9,646	1,062,893
Discovery, Inc. (Class C Stock)*(a)	25,934	647,572
Dolby Laboratories, Inc. (Class A Stock)	16,585	1,297,279
Donaldson Co., Inc.	1,191	61,849
Dorian LPG Ltd.	62,306	902,814
Dover Corp.	18,602	2,918,654
Dow, Inc.	45,334	2,888,682
Duke Energy Corp.	11,323	1,264,326
Duke Realty Corp., REIT	1,393	80,878
DuPont de Nemours, Inc.	20,446	1,504,417
Dynatrace, Inc.*	21,063	992,067
Eaton Corp. PLC	564	85,593
eBay, Inc.	21,510	1,231,663
Ecolab, Inc.	305	53,851
Edwards Lifesciences Corp.*	71,056	8,364,712
Electronic Arts, Inc.	19,867	2,513,374
Eli Lilly & Co.	66,676	19,094,006
EMCOR Group, Inc.	27,279	3,072,434
EMCORE Corp.*	86,433	319,802
Emerson Electric Co.	78,465	7,693,493
Encore Wire Corp.(a)	6,155	702,101
Entergy Corp.	32,015	3,737,751
Envista Holdings Corp.*	3,170	154,411
EOG Resources, Inc.(a)	16,505	1,967,891
EPAM Systems, Inc.*	8,352	2,477,287
Equifax, Inc.	4,888	1,158,945
Equity Residential, REIT	10,499	944,070
Estee Lauder Cos., Inc. (The) (Class A Stock)	25,625	6,978,200
Evercore, Inc. (Class A Stock)	3,720	414,110
Everest Re Group Ltd.(a)	6,841	2,061,741
Evergy, Inc.	12,023	821,652
Exelon Corp.	47,871	2,280,096
Expeditors International of Washington, Inc.	34,042	3,511,773
Extra Space Storage, Inc., REIT	2,181	448,414
Exxon Mobil Corp.	164,880	13,617,439
Fate Therapeutics, Inc.*	3,113	120,691
FedEx Corp.	3,875	896,636
Ferguson PLC	28,568	3,857,290

A5

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Fidelity National Financial, Inc.	17,039	$832,185
First Financial Bankshares, Inc.(a)	5,227	230,615
First Industrial Realty Trust, Inc., REIT	16,624	1,029,192
First Republic Bank	28,915	4,687,121
FirstEnergy Corp.(a)	27,408	1,256,931
Flagstar Bancorp, Inc.	4,872	206,573
FleetCor Technologies, Inc.*	42,367	10,551,925
Ford Motor Co.	117,126	1,980,601
Fortinet, Inc.*	5,796	1,980,725
Fortive Corp.	2,365	144,099
Fox Corp. (Class A Stock)	7,897	311,537
Freeport-McMoRan, Inc.	21,838	1,086,222
Gaming & Leisure Properties, Inc., REIT	25,180	1,181,697
Garmin Ltd.	3,427	406,476
Gartner, Inc.*	3,148	936,404
General Dynamics Corp.	4,270	1,029,839
General Electric Co.	66,990	6,129,585
General Motors Co.*	257,857	11,278,665
Genesco, Inc.*(a)	9,596	610,402
Genuine Parts Co.	7,668	966,321
Genworth Financial, Inc. (Class A Stock)*	479,006	1,810,643
Glacier Bancorp, Inc.	3,991	200,667
GlaxoSmithKline PLC	203,048	4,390,567
GMS, Inc.*	15,510	771,933
Goldman Sachs Group, Inc. (The)	25,619	8,456,832
Graco, Inc.	40,520	2,825,054
GrafTech International Ltd.	72,334	695,853
Graham Holdings Co. (Class B Stock)	1,916	1,171,577
Graphic Packaging Holding Co.	58,613	1,174,605
Greif, Inc. (Class A Stock)	3,720	242,023
Guardant Health, Inc.*	44,600	2,954,304
Halozyme Therapeutics, Inc.*	3,043	121,355
Hancock Whitney Corp.	11,403	594,666
Hartford Financial Services Group, Inc. (The)	59,673	4,285,118
Hawaiian Electric Industries, Inc.	40,590	1,717,363
HB Fuller Co.	6,013	397,279
Hecla Mining Co.(a)	45,147	296,616
Heidrick & Struggles International, Inc.	10,897	431,303
Hershey Co. (The)	3,712	804,131
Hess Midstream LP (Class A Stock)	12,163	364,890
Hewlett Packard Enterprise Co.(a)	35,712	596,748
Hilton Worldwide Holdings, Inc.*	11,564	1,754,721
Hologic, Inc.*	31,687	2,434,195
Home Depot, Inc. (The)	31,633	9,468,706
Honeywell International, Inc.	19,734	3,839,842
Hope Bancorp, Inc.	32,532	523,115
Horizon Therapeutics PLC*	60,180	6,331,538
Hub Group, Inc. (Class A Stock)*	14,100	1,088,661
Humana, Inc.	29,572	12,868,847
Huntsman Corp.(a)	13,270	497,758
Hyatt Hotels Corp. (Class A Stock)*	8,144	777,345
ICF International, Inc.	12,953	1,219,395
IDEXX Laboratories, Inc.*	7,841	4,289,497
II-VI, Inc.*(a)	4,887	354,259
Illumina, Inc.*	1,318	460,509
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Inari Medical, Inc.*(a)	2,491	$225,784
Incyte Corp.*	27,447	2,179,841
Industrial Logistics Properties Trust, REIT	18,221	413,070
Intel Corp.	106,273	5,266,890
Intellia Therapeutics, Inc.*	3,063	222,588
Intercontinental Exchange, Inc.	8,075	1,066,869
Interpublic Group of Cos., Inc. (The)	22,305	790,712
Intuit, Inc.	22,237	10,692,439
Intuitive Surgical, Inc.*	5,644	1,702,682
Investors Bancorp, Inc.	24,798	370,234
Iron Mountain, Inc., REIT(a)	12,962	718,224
ITT, Inc.	10,021	753,679
IVERIC bio, Inc.*	10,874	183,009
Jabil, Inc.	31,675	1,955,298
Jefferies Financial Group, Inc.	27,034	888,067
Johnson & Johnson	108,050	19,149,701
JPMorgan Chase & Co.	169,795	23,146,454
KB Home(a)	38,933	1,260,651
Kennedy-Wilson Holdings, Inc.(a)	35,800	873,162
Keros Therapeutics, Inc.*	2,744	149,219
Keysight Technologies, Inc.*	49,361	7,797,557
Kforce, Inc.	15,415	1,140,248
Kilroy Realty Corp., REIT(a)	56,505	4,318,112
Kinder Morgan, Inc.	99,356	1,878,822
KLA Corp.	10,266	3,757,972
Korn Ferry	47,434	3,080,364
L3Harris Technologies, Inc.	2,676	664,906
Laboratory Corp. of America Holdings*	2,075	547,094
Lam Research Corp.	16,462	8,850,136
Lattice Semiconductor Corp.*	31,707	1,932,542
La-Z-Boy, Inc.	5,797	152,867
LCI Industries(a)	1,429	148,344
LendingClub Corp.*	12,375	195,277
Lennar Corp. (Class B Stock)	4,644	317,417
Life Storage, Inc., REIT	27,038	3,796,946
Lindblad Expeditions Holdings, Inc.*(a)	37,496	565,440
Live Nation Entertainment, Inc.*	976	114,817
Lockheed Martin Corp.	2,303	1,016,544
Louisiana-Pacific Corp.	8,825	548,209
Lowe’s Cos., Inc.	37,612	7,604,770
LPL Financial Holdings, Inc.	5,768	1,053,698
LyondellBasell Industries NV (Class A Stock)	682	70,123
MACOM Technology Solutions Holdings, Inc.*	8,742	523,384
Macy’s, Inc.(a)	29,942	729,387
Magnolia Oil & Gas Corp. (Class A Stock)(a)	43,686	1,033,174
Malibu Boats, Inc. (Class A Stock)*	3,671	212,955
ManpowerGroup, Inc.	33,419	3,138,712
ManTech International Corp. (Class A Stock)	2,450	211,165
Marathon Digital Holdings, Inc.*(a)	15,634	436,970
Marathon Oil Corp.	74,656	1,874,612
Marathon Petroleum Corp.	17,258	1,475,559
Markel Corp.*	1,050	1,549,002
MarketAxess Holdings, Inc.	6,852	2,331,050

A6

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Marsh & McLennan Cos., Inc.	1,906	$324,821
Marvell Technology, Inc.	1,363	97,741
Masco Corp.	10,300	525,300
Masonite International Corp.*	4,575	406,900
MasTec, Inc.*	2,641	230,031
Mastercard, Inc. (Class A Stock)	63,754	22,784,405
Materion Corp.	11,177	958,316
Matson, Inc.	16,722	2,017,008
MaxLinear, Inc.*	23,295	1,359,263
McDonald’s Corp.	53,392	13,202,774
MDU Resources Group, Inc.	8,263	220,209
Medifast, Inc.	1,301	222,185
Medtronic PLC	77,163	8,561,235
Merck & Co., Inc.	150,015	12,308,731
Meridian Bioscience, Inc.*	5,447	141,404
Merit Medical Systems, Inc.*	17,400	1,157,448
Meritage Homes Corp.*	29,136	2,308,445
Meta Platforms, Inc. (Class A Stock)*	123,038	27,358,730
MetLife, Inc.	22,086	1,552,204
Mettler-Toledo International, Inc.*	1,433	1,967,781
MFA Financial, Inc., REIT	66,862	269,454
MGIC Investment Corp.	4,418	59,864
Microchip Technology, Inc.	86,369	6,489,767
Micron Technology, Inc.	48,169	3,751,883
Microsoft Corp.	365,586	112,713,820
Mimecast Ltd.*	8,128	646,664
Moderna, Inc.*(a)	17,681	3,045,729
Molina Healthcare, Inc.*	2,050	683,859
Mondelez International, Inc. (Class A Stock)	80,342	5,043,871
Monolithic Power Systems, Inc.	1,001	486,166
Monster Beverage Corp.*	29,399	2,348,980
Moody’s Corp.	1,305	440,320
Morgan Stanley	102,362	8,946,439
Mosaic Co. (The)	63,339	4,212,043
Motorola Solutions, Inc.	9,289	2,249,796
MP Materials Corp.*(a)	12,248	702,300
MSCI, Inc.	472	237,359
Mueller Industries, Inc.	4,179	226,376
Murphy USA, Inc.	3,929	785,643
NanoString Technologies, Inc.*	5,437	188,936
Nasdaq, Inc.	27,000	4,811,400
National Instruments Corp.	2,204	89,460
National Vision Holdings, Inc.*(a)	7,818	340,630
Navient Corp.	71,647	1,220,865
NetApp, Inc.	6,927	574,941
Netflix, Inc.*	21,391	8,012,855
New Relic, Inc.*	4,613	308,517
Newmark Group, Inc. (Class A Stock)	110,491	1,759,017
Newmont Corp.	2,605	206,967
News Corp. (Class A Stock)	4,304	95,334
NextEra Energy, Inc.	14,642	1,240,324
Nielsen Holdings PLC	14,418	392,746
NIKE, Inc. (Class B Stock)	49,290	6,632,462
NiSource, Inc.	25,493	810,677
Nordson Corp.	3,150	715,302
Norfolk Southern Corp.	27,548	7,857,241
Northern Oil & Gas, Inc.(a)	32,657	920,601
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Northern Trust Corp.	2,866	$333,746
Northrop Grumman Corp.	2,317	1,036,209
Nu Skin Enterprises, Inc. (Class A Stock)	3,897	186,588
Nucor Corp.	12,439	1,849,057
nVent Electric PLC	1,659	57,700
NVIDIA Corp.	104,862	28,612,645
NVR, Inc.*	250	1,116,817
Old Republic International Corp.	255,055	6,598,273
Omnicell, Inc.*	1,162	150,467
OneMain Holdings, Inc.	35,396	1,678,124
Oracle Corp.	102,536	8,482,803
O’Reilly Automotive, Inc.*	11,265	7,716,074
OSI Systems, Inc.*(a)	9,397	799,873
Otis Worldwide Corp.	30,719	2,363,827
Ovintiv, Inc.(a)	25,524	1,380,083
Owens & Minor, Inc.(a)	21,967	966,987
Oxford Industries, Inc.	4,496	406,888
PacWest Bancorp	13,351	575,829
Palo Alto Networks, Inc.*	2,765	1,721,240
Parker-Hannifin Corp.	2,256	640,163
Paychex, Inc.	51,641	7,047,447
Paycom Software, Inc.*	2,953	1,022,860
Paylocity Holding Corp.*	1,160	238,693
PayPal Holdings, Inc.*	23,827	2,755,593
PDC Energy, Inc.	13,025	946,657
Pebblebrook Hotel Trust, REIT(a)	35,035	857,657
PepsiCo, Inc.	41,503	6,946,772
Perficient, Inc.*	27,404	3,016,906
Pfizer, Inc.	173,322	8,972,880
Philip Morris International, Inc.	19,226	1,806,090
Physicians Realty Trust, REIT(a)	15,677	274,975
Pinnacle Financial Partners, Inc.	9,564	880,653
Pinterest, Inc. (Class A Stock)*	98,385	2,421,255
PJT Partners, Inc. (Class A Stock)	3,711	234,238
Planet Fitness, Inc. (Class A Stock)*	12,979	1,096,466
Plug Power, Inc.*(a)	215,090	6,153,725
Pool Corp.	3,787	1,601,333
Portland General Electric Co.	54,111	2,984,222
Preferred Bank	7,294	540,412
Premier, Inc. (Class A Stock)	8,767	312,018
Prestige Consumer Healthcare, Inc.*	19,700	1,042,918
Primoris Services Corp.	3,278	78,082
Procter & Gamble Co. (The)	143,262	21,890,434
Prologis, Inc., REIT	49,231	7,949,822
Prospect Capital Corp.	61,833	511,977
Protagonist Therapeutics, Inc.*	5,398	127,825
PS Business Parks, Inc., REIT	3,097	520,544
Public Storage, REIT	21,052	8,216,175
PulteGroup, Inc.	93,463	3,916,100
Qorvo, Inc.*	2,626	325,887
QUALCOMM, Inc.	94,551	14,449,284
Quest Diagnostics, Inc.	1,282	175,455
R1 RCM, Inc.*	3,295	88,174
Ralph Lauren Corp.	5,604	635,718
Ranger Oil Corp. (Class A Stock)*	14,440	498,613
Raymond James Financial, Inc.	4,862	534,382
Red Rock Resorts, Inc. (Class A Stock)	14,891	723,107

A7

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Redwood Trust, Inc., REIT	121,613	$1,280,585
Regeneron Pharmaceuticals, Inc.*	6,000	4,190,520
Regions Financial Corp.	5,976	133,026
Reliance Steel & Aluminum Co.	24,265	4,448,988
Republic Services, Inc.	45,964	6,090,230
Resolute Forest Products, Inc.	50,763	655,350
RH*	772	251,741
Roper Technologies, Inc.	11,317	5,344,227
Ross Stores, Inc.	8,976	811,969
Royal Gold, Inc.	2,699	381,315
Rush Enterprises, Inc. (Class A Stock)(a)	16,885	859,615
Ryder System, Inc.(a)	10,365	822,255
S&P Global, Inc.(a)	15,589	6,394,296
Saia, Inc.*	2,556	623,204
salesforce.com, Inc.*	7,624	1,618,728
Sanderson Farms, Inc.	2,783	521,785
Sandy Spring Bancorp, Inc.	5,710	256,493
Sanmina Corp.*	14,333	579,340
Schlumberger NV	126,630	5,231,085
Schneider National, Inc. (Class B Stock)	77,867	1,985,608
Schnitzer Steel Industries, Inc. (Class A Stock)	9,409	488,703
Sensient Technologies Corp.	3,897	327,153
ServiceNow, Inc.*	2,289	1,274,721
Shockwave Medical, Inc.*	1,620	335,923
SI-BONE, Inc.*	13,733	310,366
Silgan Holdings, Inc.	8,826	408,026
Silvergate Capital Corp. (Class A Stock)*	3,722	560,422
Simon Property Group, Inc., REIT	715	94,065
SiteOne Landscape Supply, Inc.*	14,291	2,310,712
Skyworks Solutions, Inc.	4,197	559,376
Smartsheet, Inc. (Class A Stock)*	5,281	289,293
Snap, Inc. (Class A Stock)*	14,497	521,747
Snowflake, Inc. (Class A Stock)*	3,018	691,514
SouthState Corp.(a)	3,358	273,979
SpringWorks Therapeutics, Inc.*	1,615	91,151
Sprouts Farmers Market, Inc.*	16,686	533,618
SS&C Technologies Holdings, Inc.	90,067	6,756,826
Starbucks Corp.	9,773	889,050
Steel Dynamics, Inc.	32,318	2,696,291
Stellantis NV	205,047	3,318,135
Stewart Information Services Corp.	12,422	752,897
STORE Capital Corp., REIT	5,188	151,645
Summit Materials, Inc. (Class A Stock)*	12,938	401,854
SunPower Corp.*(a)	11,350	243,798
SVB Financial Group*	1,431	800,573
Switch, Inc. (Class A Stock)	46,031	1,418,675
Synchrony Financial	17,106	595,460
Syneos Health, Inc.*	7,628	617,487
Synopsys, Inc.*	39,568	13,186,827
Tapestry, Inc.	52,600	1,954,090
Target Corp.	43,161	9,159,627
Teledyne Technologies, Inc.*	739	349,274
Teleflex, Inc.	4,861	1,724,829
Tenable Holdings, Inc.*	4,221	243,932
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Tenet Healthcare Corp.*	25,119	$2,159,229
Terex Corp.	5,399	192,528
Terreno Realty Corp., REIT	13,031	964,946
Tesla, Inc.*	17,300	18,642,480
Tetra Tech, Inc.	565	93,191
Texas Instruments, Inc.	29,499	5,412,477
TG Therapeutics, Inc.*	4,235	40,275
Thermo Fisher Scientific, Inc.	34,103	20,142,937
Thryv Holdings, Inc.*(a)	28,507	801,617
TJX Cos., Inc. (The)	92,755	5,619,098
T-Mobile US, Inc.*(a)	2,302	295,462
Tractor Supply Co.	13,047	3,044,778
Trane Technologies PLC	10,070	1,537,689
TransUnion	7,678	793,445
Trimble, Inc.*	6,625	477,927
Trinseo PLC(a)	6,719	321,974
Tyson Foods, Inc. (Class A Stock)	90,049	8,071,092
Uber Technologies, Inc.*	15,682	559,534
UFP Industries, Inc.	27,284	2,105,233
UGI Corp.	4,060	147,053
Ultra Clean Holdings, Inc.*	42,443	1,799,159
Union Pacific Corp.	5,269	1,439,543
United Bankshares, Inc.	4,560	159,053
United Parcel Service, Inc. (Class B Stock)	34,745	7,451,413
United Therapeutics Corp.*	3,269	586,491
UnitedHealth Group, Inc.	50,743	25,877,408
Univar Solutions, Inc.*	2,710	87,099
Upstart Holdings, Inc.*(a)	2,664	290,616
Valero Energy Corp.	49,825	5,059,230
Valley National Bancorp(a)	19,953	259,788
Valvoline, Inc.	2,036	64,256
Varonis Systems, Inc.*	7,090	337,059
Veeva Systems, Inc. (Class A Stock)*	16,902	3,590,999
Verizon Communications, Inc.	267,286	13,615,549
Vertex Pharmaceuticals, Inc.*	14,593	3,808,335
Virtu Financial, Inc. (Class A Stock)	6,576	244,759
Virtus Investment Partners, Inc.	2,773	665,492
Visa, Inc. (Class A Stock)(a)	26,122	5,793,076
Vontier Corp.	10,427	264,742
Vulcan Materials Co.	427	78,440
W.R. Berkley Corp.	17,769	1,183,238
W.W. Grainger, Inc.	139	71,695
Walgreens Boots Alliance, Inc.	69,605	3,116,216
Walmart, Inc.	109,475	16,303,017
Walt Disney Co. (The)*	25,992	3,565,063
Warrior Met Coal, Inc.	19,000	705,090
Washington Federal, Inc.	29,560	970,159
Wells Fargo & Co.	172,916	8,379,509
WESCO International, Inc.*	8,075	1,050,880
West Pharmaceutical Services, Inc.	8,551	3,511,981
Western Alliance Bancorp	8,238	682,271
Western Digital Corp.*	5,039	250,186
Westrock Co.	12,775	600,808
Weyerhaeuser Co., REIT	14,612	553,795
Whiting Petroleum Corp.	14,300	1,165,593
WideOpenWest, Inc.*(a)	65,281	1,138,501
Willis Towers Watson PLC	3,656	863,620

A8

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Wintrust Financial Corp.	9,652	$896,960
Workiva, Inc.*(a)	2,728	321,904
Wyndham Hotels & Resorts, Inc.	58,217	4,930,398
Xcel Energy, Inc.	1,515	109,338
Yum! Brands, Inc.	17,943	2,126,784
Zoetis, Inc.	36,191	6,825,261
Zoom Video Communications, Inc. (Class A Stock)*	1,863	218,399
ZoomInfo Technologies, Inc.*	67,147	4,011,362
		1,881,271,012

Total Common Stocks (cost $2,223,435,177)		2,581,900,287
Exchange-Traded Funds — 4.9%
United States
iShares Core U.S. Aggregate Bond ETF	1,197,668	128,270,243
Vanguard Total Bond Market ETF	1,106,955	88,047,200

Total Exchange-Traded Funds (cost $236,946,681)		216,317,443
Preferred Stocks — 0.1%
Germany — 0.0%
Porsche Automobil Holding SE (PRFC)	2,607	250,944
Volkswagen AG (PRFC)	10,214	1,758,488
		2,009,432
United States — 0.1%
Citigroup Capital XIII, 6.669%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40	115,652	3,168,865

Total Preferred Stocks (cost $5,975,642)		5,178,297

Units
Warrants* — 0.0%
United States
Unit Corp., expiring 09/03/27^	353	—
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 6.8%
Cayman Islands — 1.0%
Ares CLO Ltd.,
Series 2021-61A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.345%(c)	10/20/34	9,000	8,923,500
Bain Capital Credit CLO Ltd.,
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)
1.219%(c)	04/23/31	1,920	1,900,299
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Cayman Islands (cont’d.)
Series 2021-03A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.419%(c)	07/24/34	10,200	$10,088,640
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.318%(c)	07/27/31	6,695	6,661,133
Carlyle US CLO Ltd.,
Series 2021-06A, Class A1, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.401%(c)	07/15/34	7,750	7,666,749
TCI-Flatiron CLO Ltd.,
Series 2018-01A, Class ANR, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)
1.359%(c)	01/29/32	1,000	990,530
Venture CLO Ltd.,
Series 2021-42A, Class A1A, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.371%(c)	04/15/34	6,325	6,239,563
Voya CLO Ltd.,
Series 2017-03A, Class A1R, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
1.294%(c)	04/20/34	1,500	1,482,964
			43,953,378
United States — 5.8%
American Express Credit Account Master Trust,
Series 2018-03, Class A, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.000%)
0.717%(c)	10/15/25	3,100	3,103,960
Series 2018-05, Class A, 1 Month LIBOR + 0.340% (Cap N/A, Floor 0.000%)
0.737%(c)	12/15/25	12,000	12,025,135
Capital One Prime Auto Receivables Trust,
Series 2021-01, Class A3
0.770%	09/15/26	3,500	3,363,161
CarMax Auto Owner Trust,
Series 2020-01, Class A4
2.030%	06/16/25	485	481,033
Series 2021-02, Class A3
0.520%	02/17/26	1,520	1,466,275
Citibank Credit Card Issuance Trust,
Series 2017-A05, Class A5, 1 Month LIBOR + 0.620% (Cap N/A, Floor 0.000%)
1.067%(c)	04/22/26	6,015	6,045,035
Series 2018-A02, Class A2, 1 Month LIBOR + 0.330% (Cap N/A, Floor 0.000%)
0.779%(c)	01/20/25	10,000	10,011,962
Series 2018-A04, Class A4, 1 Month LIBOR + 0.340% (Cap N/A, Floor 0.000%)
0.629%(c)	06/07/25	6,320	6,330,795
CNH Equipment Trust,
Series 2019-B, Class A3
2.520%	08/15/24	672	675,473
Series 2022-A, Class A3
2.940%	07/15/27	2,500	2,499,815

A9

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Dell Equipment Finance Trust,
Series 2021-02, Class A3, 144A
0.530%	12/22/26	4,920	$4,725,189
Discover Card Execution Note Trust,
Series 2017-A07, Class A7, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.000%)
0.757%(c)	04/15/25	20,200	20,215,609
Flatiron CLO Ltd.,
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
1.486%(c)	05/15/30	610	605,825
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	6,160	6,138,516
Series 2019-C, Class A4
1.930%	04/15/25	6,000	5,969,762
Series 2020-01, Class A, 144A
2.040%	08/15/31	3,875	3,742,543
Series 2020-A, Class A4
1.350%	07/15/25	1,910	1,874,690
Series 2022-A, Class A3
1.290%	06/15/26	1,780	1,725,718
GM Financial Automobile Leasing Trust,
Series 2021-02, Class A3
0.340%	05/20/24	3,500	3,442,771
GM Financial Consumer Automobile Receivables Trust,
Series 2019-03, Class A3
2.180%	04/16/24	2,014	2,019,633
Series 2020-02, Class A3
1.490%	12/16/24	595	594,202
Honda Auto Receivables Owner Trust,
Series 2020-02, Class A4
1.090%	10/15/26	3,000	2,935,504
Series 2021-01, Class A3
0.270%	04/21/25	1,500	1,468,656
Series 2022-01, Class A3
1.880%	05/15/26	5,750	5,644,285
HPEFS Equipment Trust,
Series 2021-01A, Class A3, 144A
0.320%	03/20/31	4,000	3,935,008
Hyundai Auto Lease Securitization Trust,
Series 2022-A, Class A3, 144A
1.160%	01/15/25	4,750	4,637,640
Nissan Auto Lease Trust,
Series 2021-A, Class A3
0.520%	08/15/24	3,000	2,927,221
Nissan Auto Receivables Owner Trust,
Series 2020-A, Class A3
1.380%	12/16/24	8,189	8,152,820
OneMain Financial Issuance Trust,
Series 2021-01A, Class A1, 144A
1.550%	06/16/36	7,200	6,564,626
Tesla Auto Lease Trust,
Series 2021-A, Class A3, 144A
0.560%	03/20/25	3,600	3,488,460
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Toyota Auto Receivables Owner Trust,
Series 2020-C, Class A3
0.440%	10/15/24	4,530	$4,488,410
Series 2021-B, Class A3
0.260%	11/17/25	2,500	2,417,628
Series 2022-A, Class A3
1.230%	06/15/26	6,500	6,313,301
Toyota Lease Owner Trust,
Series 2022-A, Class A3, 144A
1.960%	02/20/25	4,700	4,618,422
United States Small Business Administration,
Series 2017-20C, Class 1
3.040%	03/01/37	7,930	7,975,194
Series 2017-20J, Class 1
2.850%	10/01/37	982	974,185
Series 2018-20A, Class 1
2.920%	01/01/38	4,911	4,883,637
Series 2018-20E, Class 1
3.500%	05/01/38	8,139	8,272,928
Series 2018-20G, Class 1
3.540%	07/01/38	1,011	1,036,161
Series 2018-20H, Class 1
3.580%	08/01/38	3,157	3,240,896
Series 2018-20I, Class 1
3.530%	09/01/38	2,937	3,010,278
Series 2018-20J, Class 1
3.770%	10/01/38	1,630	1,682,204
Series 2018-20K, Class 1
3.870%	11/01/38	723	747,458
Series 2019-20A, Class 1
3.370%	01/01/39	4,822	4,884,311
Series 2019-20B, Class 1
3.260%	02/01/39	4,173	4,231,623
Series 2019-20C, Class 1
3.200%	03/01/39	891	906,230
Series 2019-20E, Class 1
2.880%	05/01/39	1,924	1,912,424
Series 2019-20F, Class 1
2.600%	06/01/39	1,479	1,452,071
Series 2019-20G, Class 1
2.530%	07/01/39	347	339,503
Series 2019-25G, Class 1
2.690%	07/01/44	4,045	4,061,962
Series 2020-20E, Class 1
1.370%	05/01/40	2,272	2,101,078
Series 2020-25E, Class 1
1.500%	05/01/45	1,034	958,908
Series 2020-25L, Class 1
1.210%	12/01/45	1,290	1,162,424
Series 2021-25B, Class 1
1.340%	02/01/46	693	633,256
Series 2021-25D, Class 1
1.660%	04/01/46	7,401	6,940,904
Series 2021-25E, Class 1
1.520%	05/01/46	1,815	1,683,578
Series 2021-25I, Class 1
1.560%	09/01/46	2,370	2,204,517

A10

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Series 2021-25K, Class 1
1.750%	11/01/46	2,130	$1,998,043
Series 2022-25C, Class 1
2.750%	03/01/47	3,575	3,513,150
Verizon Master Trust,
Series 2021-01, Class A
0.500%	05/20/27	8,160	7,768,114
Series 2021-02, Class A
0.990%	04/20/28	6,750	6,456,369
Series 2022-01, Class A
1.040%	01/20/27	3,000	2,946,488
Verizon Owner Trust,
Series 2020-A, Class A1A
1.850%	07/22/24	12,107	12,110,863
Volkswagen Auto Loan Enhanced Trust,
Series 2020-01, Class A4
1.260%	08/20/26	1,675	1,642,745
			256,380,585

Total Asset-Backed Securities (cost $307,662,947)			300,333,963
Corporate Bonds — 10.3%
Belgium — 0.1%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
4.000%	01/17/43	4,400	4,309,677
Brazil — 0.2%
Braskem Netherlands Finance BV,
Gtd. Notes, 144A
4.500%	01/10/28(a)	4,120	4,072,659
Suzano Austria GmbH,
Gtd. Notes
3.750%	01/15/31(a)	3,430	3,228,511
			7,301,170
China — 0.2%
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes, 144A
2.500%	05/11/31	10,795	9,746,298
Germany — 0.1%
Deutsche Bank AG,
Jr. Sub. Notes, Series 2020
6.000%(ff)	10/30/25(a)(oo)	6,800	6,641,368
Ireland — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
3.000%	10/29/28	5,537	5,104,216
3.500%	01/15/25	3,930	3,858,425
			8,962,641
Japan — 0.0%
Takeda Pharmaceutical Co. Ltd.,
Sr. Unsec’d. Notes
3.175%	07/09/50(a)	2,355	2,066,935
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Luxembourg — 0.1%
ArcelorMittal SA,
Sr. Unsec’d. Notes
7.000%	10/15/39	2,770	$3,285,079
United Kingdom — 0.1%
BP Capital Markets PLC,
Gtd. Notes
4.875%(ff)	03/22/30(oo)	2,561	2,566,544
Vodafone Group PLC,
Sub. Notes
5.125%(ff)	06/04/81	3,515	3,121,004
			5,687,548
United States — 9.3%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.550%	03/15/52(a)	4,580	4,260,333
Allergan Funding SCS,
Gtd. Notes
4.850%	06/15/44	2,500	2,497,848
American International Group, Inc.,
Sr. Unsec’d. Notes
6.820%	11/15/37(a)	619	801,796
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
2.650%	01/15/32	1,796	1,659,218
Apple, Inc.,
Sr. Unsec’d. Notes
2.700%	08/05/51	4,510	3,924,239
3.450%	02/09/45	2,520	2,500,215
AT&T, Inc.,
Sr. Unsec’d. Notes
3.100%	02/01/43	6,762	5,833,281
5.250%	03/01/37	1,105	1,258,008
Athene Global Funding,
Sec’d. Notes, 144A
2.500%	03/24/28	4,630	4,265,965
Autodesk, Inc.,
Sr. Unsec’d. Notes
2.400%	12/15/31(a)	7,835	7,037,330
Bank of America Corp.,
Jr. Sub. Notes, Series RR
4.375%(ff)	01/27/27(oo)	4,515	4,247,862
Sr. Unsec’d. Notes
2.972%(ff)	02/04/33	6,325	5,932,484
Berkshire Hathaway Finance Corp.,
Gtd. Notes
3.850%	03/15/52	4,510	4,610,605
Boeing Co. (The),
Sr. Unsec’d. Notes
7.950%	08/15/24	4,005	4,369,674
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.150%	08/01/27	6,330	6,122,648
3.757%	03/16/32	3,554	3,550,146

A11

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	9,380	$8,269,777
Centene Corp.,
Sr. Unsec’d. Notes
2.450%	07/15/28	6,371	5,820,561
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes, SOFR Index + 1.050%
1.284%(c)	03/03/27	13,510	13,541,630
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.375%	04/01/38	2,955	3,042,115
Chubb INA Holdings, Inc.,
Gtd. Notes
3.050%	12/15/61	2,390	2,068,671
Continental Resources, Inc.,
Gtd. Notes, 144A
2.875%	04/01/32	5,540	4,928,759
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.650%	04/05/27	2,870	2,865,982
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/31(a)	4,505	3,969,728
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40	5,575	4,733,596
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28	10,500	10,593,763
Diamondback Energy, Inc.,
Gtd. Notes
4.250%	03/15/52	2,098	2,073,325
Discovery Communications LLC,
Gtd. Notes
5.200%	09/20/47	2,340	2,432,287
Dominion Energy, Inc.,
Jr. Sub. Notes, Series C
4.350%(ff)	01/15/27(oo)	4,075	3,940,554
Sr. Unsec’d. Notes, Series C
2.250%	08/15/31(a)	3,800	3,425,506
Duke Energy Florida LLC,
First Mortgage
2.400%	12/15/31	4,490	4,146,857
Edison International,
Jr. Sub. Notes, Series B
5.000%(ff)	12/15/26(oo)	3,837	3,618,131
El Paso Natural Gas Co. LLC,
Gtd. Notes
8.375%	06/15/32	3,002	3,916,221
Energy Transfer LP,
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	1,870	1,842,579
Sr. Unsec’d. Notes
6.500%	02/01/42	3,600	4,140,952
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
EQT Corp.,
Sr. Unsec’d. Notes
3.900%	10/01/27(a)	3,900	$3,892,090
Equinix, Inc.,
Sr. Unsec’d. Notes
1.000%	09/15/25(a)	12,779	11,739,847
Exelon Corp.,
Sr. Unsec’d. Notes
4.050%	04/15/30(a)	5,815	6,003,137
First Horizon Corp.,
Sr. Unsec’d. Notes
4.000%	05/26/25	9,341	9,458,382
GE Capital Funding LLC,
Gtd. Notes
4.550%	05/15/32	5,107	5,498,581
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	3,800	4,097,323
General Motors Co.,
Sr. Unsec’d. Notes
5.150%	04/01/38	3,645	3,706,561
Global Atlantic Fin Co.,
Gtd. Notes, 144A
3.125%	06/15/31	4,570	4,078,539
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.250%	01/15/32	2,041	1,850,304
GSK Consumer Healthcare Capital US LLC,
Gtd. Notes, 144A
3.375%	03/24/27	8,910	8,914,301
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41(a)	2,970	3,342,319
7.125%	03/15/33	2,480	3,061,465
Invitation Homes Operating Partnership LP,
Gtd. Notes
2.300%	11/15/28	4,490	4,081,022
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
6.150%	06/01/37	3,367	4,092,056
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32(a)	2,370	2,207,388
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series U, 3 Month LIBOR + 0.950%
1.259%(c)	01/15/87	6,682	5,936,993
Leidos, Inc.,
Gtd. Notes
7.125%	07/01/32	1,982	2,358,201
Lincoln National Corp.,
Sub. Notes, 3 Month LIBOR + 2.358%
2.826%(c)	05/17/66	2,740	2,265,182
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.250%	04/01/52	2,690	2,783,693

A12

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Magallanes, Inc.,
Gtd. Notes, 144A
5.141%	03/15/52	7,288	$7,460,990
MetLife, Inc.,
Jr. Sub. Notes
10.750%	08/01/69	5,543	8,053,542
MidAmerican Energy Co.,
First Mortgage
4.250%	07/15/49	1,777	1,944,045
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	18,010	18,750,899
MSCI, Inc.,
Gtd. Notes, 144A
3.625%	11/01/31(a)	7,000	6,586,799
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
3.395%	04/09/30	5,475	5,384,138
5.638%	03/15/40	697	801,104
Netflix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/15/28	9,589	10,011,725
5.875%	11/15/28(a)	3,095	3,411,157
New York Life Insurance Co.,
Sub. Notes, 144A
4.450%	05/15/69	1,780	1,833,668
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
3.250%	07/15/31	2,780	2,576,812
7.768%	12/15/37	1,014	1,270,339
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
1.960%	06/27/30	8,010	7,128,356
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	5,803	5,107,326
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.850%	09/30/47	3,360	3,267,226
Omnicom Group, Inc.,
Sr. Unsec’d. Notes
2.600%	08/01/31(a)	4,535	4,193,807
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/30	5,520	5,108,720
Pacific Gas & Electric Co.,
First Mortgage
4.500%	12/15/41	860	777,644
4.950%	07/01/50	4,540	4,297,423
PacifiCorp,
First Mortgage
2.900%	06/15/52(a)	1,100	965,587
Paramount Global,
Jr. Sub. Notes
6.375%(ff)	03/30/62	4,730	4,772,504
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	3,203	$3,103,812
4.150%	04/15/25	4,926	4,907,033
PerkinElmer, Inc.,
Sr. Unsec’d. Notes
2.250%	09/15/31	4,702	4,159,518
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
3.500%	03/01/32(a)	1,332	1,164,513
Progressive Corp. (The),
Sr. Unsec’d. Notes
3.000%	03/15/32	3,492	3,397,212
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.030%	03/15/52	3,592	3,162,660
S&P Global, Inc.,
Gtd. Notes, 144A
2.700%	03/01/29	5,654	5,479,594
Sempra Energy,
Jr. Sub. Notes
4.125%(ff)	04/01/52	4,282	3,987,631
Southern California Edison Co.,
First Mortgage
2.750%	02/01/32	2,309	2,137,531
First Ref. Mortgage
3.900%	12/01/41	1,492	1,366,170
SVB Financial Group,
Jr. Sub. Notes, Series E
4.700%(ff)	11/15/31(oo)	4,662	4,174,878
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.500%	03/01/30	3,370	3,501,562
Trustees of Tufts College,
Unsec’d. Notes, Series 2021
3.099%	08/15/51	9,145	8,020,778
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.400%	11/01/34	3,035	3,229,673
Walt Disney Co. (The),
Gtd. Notes
7.300%	04/30/28	985	1,193,328
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.350%(ff)	03/02/33(a)	6,360	6,184,171
3.526%(ff)	03/24/28	5,320	5,312,958
Workday, Inc.,
Sr. Unsec’d. Notes
3.500%	04/01/27	2,510	2,515,130
			412,311,993

Total Corporate Bonds (cost $488,868,507)			460,312,709
U.S. Government Agency Obligations — 7.1%
Federal Home Loan Mortgage Corp.
2.500%	02/01/32	822	814,828

A13

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	09/01/51	17,899	$17,135,486
3.000%	01/01/32	594	600,539
3.000%	03/01/42	1,411	1,409,766
3.000%	09/01/46	971	970,202
3.000%	01/01/50	920	904,287
3.000%	02/01/50	8,156	8,017,546
3.500%	12/01/30	673	688,643
3.500%	04/01/33	975	1,001,088
3.500%	02/01/44	1,147	1,170,817
3.500%	07/01/46	829	844,797
4.000%	05/01/44	298	311,448
4.000%	05/01/44	571	595,210
4.000%	08/01/44	336	351,491
4.000%	10/01/45	494	514,889
4.000%	01/01/47	163	169,761
4.000%	05/01/47	249	257,322
4.500%	12/01/45	142	147,786
4.500%	03/01/47	133	139,530
5.000%	08/01/48	491	519,052
5.000%	10/01/48	77	80,981
5.000%	07/01/49	248	261,027
Federal National Mortgage Assoc.
2.000%	08/01/50	8,728	8,132,624
2.000%	08/01/50	15,629	14,561,165
2.000%	12/01/50	13,155	12,256,742
2.000%	02/01/51	17,435	16,238,087
2.000%	05/01/51	9,517	8,856,038
2.000%	10/01/51	2,122	1,973,708
2.000%	02/01/52	1,278	1,188,728
2.500%	11/01/31	3,162	3,132,112
2.500%	10/01/34	848	838,937
2.500%	07/01/40	4,617	4,461,674
2.500%	07/01/50	4,043	3,879,421
2.500%	07/01/50	4,228	4,047,661
2.500%	09/01/50	5,780	5,539,542
2.500%	12/01/50	16,253	15,558,337
2.500%	03/01/51	1,687	1,613,059
2.500%	05/01/51	13,451	12,857,502
2.500%	07/01/51	11,830	11,305,096
2.500%	10/01/51	6,820	6,517,418
3.000%	04/01/32	677	684,172
3.000%	12/01/41	967	960,882
3.000%	11/01/42	1,833	1,831,090
3.000%	05/01/43	749	747,654
3.000%	10/01/44	595	587,360
3.000%	09/01/49	10,308	10,129,986
3.000%	12/01/49	1,364	1,339,362
3.000%	12/01/49	6,928	6,804,222
3.000%	03/01/50	7,509	7,382,868
3.000%	05/01/50	7,108	6,980,002
3.000%	07/01/50	2,416	2,377,038
3.000%	07/01/51	7,275	7,124,620
3.000%	11/01/51	23,738	23,246,459
3.500%	11/01/32	840	862,756
3.500%	06/01/42	1,208	1,229,583
3.500%	10/01/43	719	732,996
3.500%	10/01/45	643	655,031
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	01/01/46	3,328	$3,411,196
3.500%	12/01/46	899	915,153
3.500%	04/01/47	807	818,809
3.500%	04/01/47	1,423	1,446,641
3.500%	03/01/48	7,123	7,232,393
3.500%	09/01/49	382	383,681
3.500%	01/01/50	13,469	13,616,778
4.000%	11/01/44	272	284,062
4.000%	02/01/45	1,087	1,134,940
4.000%	11/01/45	46	47,525
4.000%	07/01/46	240	250,462
4.000%	01/01/47	134	138,580
4.000%	04/01/47	260	268,194
4.000%	04/01/47	294	304,889
4.000%	07/01/47	1,215	1,255,419
4.000%	04/01/48	990	1,012,173
4.500%	11/01/40	180	191,509
4.500%	10/01/45	1,867	1,989,769
4.500%	02/01/46	689	730,061
4.500%	11/01/47	593	629,561
4.500%	05/01/48	839	871,041
4.500%	08/01/48	1,520	1,578,134
Government National Mortgage Assoc.
2.000%	12/20/50	6,131	5,841,357
3.000%	05/20/43	889	886,752
3.000%	04/20/45	765	763,054
3.000%	02/20/47	769	766,405
3.000%	01/20/50	919	912,336
3.000%	02/20/52	23,857	23,585,534
4.000%	03/20/48	1,591	1,641,149
4.000%	09/20/48	800	821,477
4.500%	07/20/48	754	784,349

Total U.S. Government Agency Obligations (cost $337,648,300)			318,053,811
U.S. Treasury Obligations — 6.7%
U.S. Treasury Bonds
1.875%	11/15/51(a)	55,399	48,508,749
2.375%	02/15/42	66,511	64,183,115
U.S. Treasury Notes
1.500%	02/29/24	2,611	2,573,161
1.500%	02/15/25	68,048	66,155,415
1.750%	03/15/25	2,700	2,643,047
1.750%	01/31/29	1,413	1,353,168
1.875%	02/28/27(a)	100,633	97,952,075
1.875%	02/15/32(a)	17,621	16,924,420

Total U.S. Treasury Obligations (cost $309,563,648)			300,293,150

Total Long-Term Investments (cost $3,910,100,902)			4,182,389,660

A14

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Short-Term Investments — 11.8%
Affiliated Mutual Fund — 6.5%
PGIM Institutional Money Market Fund (cost $291,411,153; includes $291,369,898 of cash collateral for securities on loan)(b)(we)	291,687,917	$291,425,398

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 2.9%
U.S. Treasury Bills
0.351%	07/07/22(k)	80,000	79,878,759
0.865%	10/06/22(a)	50,000	49,733,261

Total U.S. Treasury Obligations (cost $129,699,739)				129,612,020

	Shares
Unaffiliated Fund — 2.4%
Dreyfus Government Cash Management (Institutional Shares)	106,073,326	106,073,326
(cost $106,073,326)

Total Short-Term Investments (cost $527,184,218)		527,110,744

TOTAL INVESTMENTS—105.7% (cost $4,437,285,120)		4,709,500,404

Liabilities in excess of other assets(z) — (5.7)%		(253,851,411)

Net Assets — 100.0%		$4,455,648,993

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NYSE	New York Stock Exchange
OTC	Over-the-counter
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
STOXX	Stock Index of the Eurozone
T	Swap payment upon termination
TOPIX	Tokyo Stock Price Index
XTSE	Toronto Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $284,616,952; cash collateral of $291,369,898 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2022.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
731	2 Year U.S. Treasury Notes	Jun. 2022	$154,914,891	$(2,044,001)
3,199	5 Year U.S. Treasury Notes	Jun. 2022	366,885,313	(9,050,989)
8	20 Year U.S. Treasury Bonds	Jun. 2022	1,200,500	(37,202)
17	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	3,011,125	(121,268)
140	Euro STOXX 50 Index	Jun. 2022	5,920,871	20,035
254	FTSE 100 Index	Jun. 2022	24,978,319	1,223,257
795	Mini MSCI Emerging Markets Index	Jun. 2022	44,738,625	3,665,767
689	S&P 500 E-Mini Index	Jun. 2022	156,084,338	10,739,642
A15

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Futures contracts outstanding at March 31, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
45	TOPIX Index	Jun. 2022	$7,195,047	$(58,726)
				4,336,515
Short Positions:
1,456	10 Year U.S. Treasury Notes	Jun. 2022	178,906,000	5,851,873
988	10 Year U.S. Ultra Treasury Notes	Jun. 2022	133,843,125	4,196,698
795	Euro Currency	Jun. 2022	110,296,313	(701,429)
576	Mini MSCI EAFE Index	Jun. 2022	61,758,720	(3,409,055)
950	Russell 2000 E-Mini Index	Jun. 2022	98,154,000	(6,126,112)
				(188,025)
				$4,148,490
Credit default swap agreements outstanding at March 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Conagra Brands, Inc.	06/20/27	1.000%(Q)	8,600	$24,611	$(20,818)	$(45,429)
Darden Restaurants, Inc.	06/20/27	1.000%(Q)	8,600	(8,232)	(67,841)	(59,609)
Hess Corp.	06/20/27	1.000%(Q)	12,440	145,693	77,238	(68,455)
International Business Machines Corp.	06/20/27	1.000%(Q)	39,270	(1,038,781)	(1,058,261)	(19,480)
Lincoln National Corp.	06/20/27	1.000%(Q)	7,290	5,174	(15,858)	(21,032)
Sherwin-Williams Co.	06/20/27	1.000%(Q)	8,600	4,132	(53,179)	(57,311)
Southwest Airlines Co.	06/20/27	1.000%(Q)	9,320	117,718	114,994	(2,724)
				$(749,685)	$(1,023,725)	$(274,040)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2022(4)	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Paramount Global	12/20/26	1.000%(Q)	9,735	1.068%	$(110,660)	$(26,021)	$84,639

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.38	06/20/27	1.000%(Q)	67,000	$(910,182)	$(1,096,121)	$(185,939)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the
A16

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at March 31, 2022:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Bloomberg ex-Agriculture and Livestock Capped 6 Month Forward Index(T)	–	Merrill Lynch International	4/14/22	30,000	$(41)	$—	$(41)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A17